FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value measurements of the Group's assets that were measured at fair value on a recurring basis

As of December 31, 2020 and 2021, information about inputs for the fair value measurements of the Group’s assets that were measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	As of December 31, 2020
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (level 3)	Total balance
	US$	US$	US$	US$
Financial instruments held, at fair value
Funds	283,764	—	—	283,764
Corporate bonds	263,750	—	—	263,750
Stock	15,022	—	—	15,022
Long‑term available-for-sale securities	—	—	3,924,051	3,924,051
Total	562,536	—	3,924,051	4,486,587

	As of December 31, 2021
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (level 3)	Total balance
	US$	US$	US$	US$
Financial instruments held, at fair value
Funds	419,503	—	1,971,872	2,391,375
Stock	1,498,706	—	—	1,498,706
Derivative	—	12,906	—	12,906
Long‑term available-for-sale securities	—	—	5,842,883	5,842,883
Total	1,918,209	12,906	7,814,755	9,745,870

Schedule of movements of Level 3 fair value measurements

The movements of Level 3 fair value measurements for the years ended December 31, 2020 and 2021 are as follows:

US$
As of January 1, 2020	3,980,806
Additions during the year	—
Net unrealized gains	41,149
Impairment	(150,978)
Foreign currency translation adjustment	53,074
As of December 31, 2020	3,924,051
Additions during the year	1,000,000
Net unrealized gains	2,871,477
Impairment	—
Foreign currency translation adjustment	19,227
As of December 31, 2021	7,814,755